Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefit at the beginning of the year		$ 126,000
Increase in tax positions to the current year
Adjustment to acquisition purchase price		(120,000)
Decreases due to lapses in applicable statutes of limitations		(6,000)
Total (benefit) provision for income taxes